Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit)
15.
Stockholders’ Equity (Deficit)

Common Stock

The Company’s authorized common stock consisted of 900,000,000 shares at $0.0001 par value, as of September 30, 2024 and December 31, 2023. The issued and outstanding common stock was 171,705 shares and 3,548 shares as of September 30, 2024 and December 31, 2023, respectively.

In February 2023, the Company completed a rights offering involving the sale of Class A common stock to all existing accredited investors as of December 19, 2022, at a price equal to approximately $2,040.00 per share. In connection with the rights offering, the Company issued a total of 2,437 shares of Class A common stock, of which 268 was issued in December 2022, and 2,169 was issued in January and February 2023.

In January 2024 through May 2024, the Company issued 407 shares of common stock, par value $0.0001, from equity line of credit.

In May 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering priced at-the-market under the rules of The Nasdaq Stock Market an aggregate of 1,420 shares of common stock, par value $0.0001, of the Company, at an offering price of $704.00 per share.

In July 2024, the Company commenced a best efforts public offering of an aggregate of 2,100 shares of common stock, par value $0.0001 per share, of the Company, at an offering price of $141.00 and issued 26,269 shares of common stock from exercise of pre-funded warrants of common stock, par value $0.0001, of the Company, at an offering price of $140.90 per share.

In June 2024 through September 2024, the Company issued 120,361 shares of common stock, par value $0.0001, from At the Market offering.

Preferred Stock

In January 2024, our board authorized the proposed issuance of shares of non-voting Series A and Series B convertible preferred stock. The Company's authorized preferred stock consists of 200,000,000 shares at $0.0001 par value as of September 30, 2024. The Series A Certificate designated 5,000,000 shares of the Company’s preferred stock as Series A Preferred Stock. The Series B Certificate designated 1,500,000 shares of the Company’s preferred stock as Series B Preferred Stock. In September 2024, our board authorized the proposed issuance of shares of non-voting Series C convertible preferred stock. The Series C Certificate designated 5,000,000 shares of the Company’s preferred stock as Series C Preferred Stock. The remaining unissued shares of our authorized preferred stock are undesignated. On April 18, 2024, the Series A Certificate was amended increasing designated shares from 5,000,000 to 7,000,000. On June 28, 2024 the Series A Certificate was amended increasing designated shares from 7,000,000 to 10,000,000.

The Series A convertible preferred stock is subject to certain rights, preferences, privileges, and obligations, including voluntary and mandatory conversion provisions, as well as beneficial ownership restrictions and share issuance caps, as described below and as set forth in the Series A Certificate. The Series A convertible preferred stock can be issued at any time and any subsequent mandatory or voluntary conversion into common stock shall be at a conversion price at least equal to or above the closing price per share of the Common Stock as reported on Nasdaq on the last trading day immediately preceding the date that the Series A Certificate was approved by our board of directors, subject to customary adjustments for stock splits and combinations.

The Series A convertible preferred stock includes the following:

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Subject to certain restrictions specified in the Series A Certificate, and applicable legal and regulatory requirements, including without limitation, the listing requirements of the Nasdaq Stock Market, (i) each share of Series A convertible preferred stock is convertible, at the option of the holder, at any time, provided that such conversion occurs at least 12 months following the Original Issuance Date (as defined in the Series A Certificate), into such whole number of fully paid and non-assessable shares of common stock as is determined by dividing the Original Issue Price (as defined in the Series A Certificate) by the Conversion Price (as defined in the Series A Certificate) in effect at the time of conversion, and (ii) upon the earliest Mandatory Conversion Time (as defined in the Series A Certificate) all outstanding shares of Series A convertible preferred stock shall automatically be converted into shares of common stock;
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In no event shall any share of Series A convertible preferred stock convert into shares of common stock if the total number of shares of common stock issued would exceed 19.99% of the total number of our shares of common stock outstanding as of immediately prior to the adoption of the Series A Certificate;
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Dividends accrue on each share of Series A convertible preferred stock at the rate per annum of 8% of the Original Issue Price of such share, plus the amount of previously accrued dividends, compounded annually, subject to certain restrictions and provisions as set forth in the Series A Certificate; and
•
The Series A convertible preferred stock does not have any voting rights, other than any vote required by law or our certificate of incorporation (which does not currently provide for any such voting rights).

Pursuant to the Certificate of Designations of Series A Preferred Stock, on September 30, 2024, the Board of Directors of the Company declared a dividend on the shares of Series A Preferred Stock issued and outstanding as of the record date for such dividend, as a dividend in kind, in the form of 269,334 shares of Series A Preferred Stock. The Company issued 59,668 Dividend Shares on September 30, 2024 and 209,666 Dividend Shares on October 1, 2024.

The Series B convertible preferred stock includes the following:

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Subject to certain conversion restrictions as specified in the Series B Certificate, and applicable legal and regulatory requirements, including without limitation, the listing requirements of the Nasdaq Stock Market, subject to and upon the receipt of the approval of the stockholders of the Company, and provided that such conversion occurs at least 24 months following the Original Issuance Date (as defined in the Series B Certificate), each share of Series B Preferred Stock shall be automatically converted into such whole number of fully paid and non-assessable shares of Common Stock as is determined by dividing the $2.00 original issue price (subject to adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization) by the Conversion Price (as defined in the Series B Certificate) in effect at the time of conversion.
•
In the event that stockholder approval is not obtained, the holders of the Series B Preferred Stock may voluntarily convert the Series B Preferred Stock into Common Stock, provided that in no event shall the number of shares of Common Stock issued upon such voluntary conversion exceed 19.99% of the total number of shares of Common Stock outstanding as of immediately prior to the execution of the Asset Purchase Agreement.
•
The Series B Preferred Stock does not have any voting rights, other than any vote required by law or the Company’s certificate of incorporation (which does not currently provide for any such voting rights) and is not entitled to any dividends.

The Company classifies Series B Preferred Stock in accordance with ASC 480, Distinguishing Liabilities from Equity, as there are conversion features that are subject to shareholder approval which is outside of the Company and therefore the securities should be classified outside of permanent stockholders’ deficit. Upon shareholder approval on May 31, 2024, the Company classified the Series B Preferred Stock as permanent equity as of September 30, 2024.

The Series C convertible preferred stock includes the following:

•
Subject to certain restrictions specified in the Series A Certificate, and applicable legal and regulatory requirements, including without limitation, the listing requirements of the Nasdaq Stock Market, (i) each share of Series C convertible preferred stock is convertible, at the option of the holder, at any time, provided that such conversion occurs at least 18 months following the Original Issuance Date (as defined in the Series C Certificate), into such whole number of fully paid and non-assessable shares of common stock as is determined by dividing the Original Issue Price (as defined in the Series C Certificate) by the Conversion Price (as defined in the Series C Certificate) in effect at the time of conversion, and (ii) upon the earliest Mandatory Conversion Time (as defined in the Series C Certificate) all outstanding shares of Series C convertible preferred stock shall automatically be converted into shares of common stock;
•
In the event that stockholder approval is not obtained, the holders of the Series C convertible preferred stock may voluntarily convert the Series C convertible preferred stock, provided that in no event shall the number of shares of Common Stock issued upon such voluntary conversion exceed 19.99% of the total number of shares of Common Stock outstanding as of immediately prior to the Effective Date (as defined in the Series C Certificate);
•
Dividends accrue on each share of Series C convertible preferred stock at the rate per annum of 15% of the Original Issue Price of such share, plus the amount of previously accrued dividends, compounded annually, subject to certain restrictions and provisions as set forth in the Series C Certificate; and
•
The Series C convertible preferred stock does not have any voting rights, other than any vote required by law or our certificate of incorporation (which does not currently provide for any such voting rights).

The Company has not declared or paid any dividends on our Series C Preferred Stock as of September 30, 2024.

Note 15. Stockholders’ Deficit

Common Stock

The Company’s authorized common stock consisted of 900,000,000 and 369,950,000 shares at $0.0001 par value, as of December 31, 2023 and December 31, 2022, respectively. The issued and outstanding common stock was 3,548 shares and 613 shares as of December 31, 2023 and December 31, 2022, respectively.

In February 2023, the Company completed a rights offering involving the sale of Class A common stock to all existing accredited investors as of December 19, 2022, at a price equal to approximately $2,051.40 per share. In connection with the rights offering, the Company issued a total of 2,437 shares of Class A common stock, of which 268 was issued in December 2022, and 2,169 was issued in January and February 2023.

Preferred Stock

On December 23, 2022, all outstanding shares of redeemable convertible preferred stock were converted into shares of common stock on a one-to-one basis. Accordingly, no shares of preferred stock were outstanding as of December 31, 2022. On December 23, 2022 the Company amended and restated its certificate of incorporation to provide for, among other things, the Company’s authorized capital stock to consist of 369,950,000 shares of common stock, par value $0.0001 per share and 200,000,000 share of preferred stock, par value $0.0001 per share.

Dividends

The holders of common stock are entitled to receive dividends upon declaration by the Board of Directors. Such dividends are non-cumulative. As of December 31, 2023 and 2022, no dividends have been declared or distributed to any stockholders.

Liquidation Preferences

In the event of any voluntary or involuntary liquidation event, dissolution or winding up of the Company or deemed liquidation event, holders of our common stock will be entitled to share ratably in the net assets legally available for distribution to the stockholders after the payment of all of our debts and other liabilities, subject to the satisfaction of any liquidation preference granted to the holders of any outstanding shares of preferred stock.

Rights and Preferences

There are no preemptive, redemption or sinking fund provisions applicable to our common stock. The rights, preferences, and privileges of the holders of our common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of our preferred stock that we may designate and issue in the future.

Voting

The holder of each share of preferred stock is entitled to one vote for each share of common stock into which such preferred stock is convertible at the time of the vote.

With respect to such vote, such holder has full voting rights and powers equal to the voting rights of the holders of common stock.

Redemption

The Company has classified the preferred stock as temporary equity as the shares have certain redemption features that are not solely in the control of the Company. The preferred stock is not currently redeemable because the deemed liquidation provision is considered a substantive condition that is contingent on the event and it is not currently probable that it will become redeemable.

The Company classifies preferred stock in accordance with ASC 480, Distinguishing Liabilities from Equity, which requires that contingently redeemable securities be classified outside of permanent stockholders’ equity.

Accordingly, the Company has classified all shares and classes of preferred stock as mezzanine equity in the accompanying financial statements as of December 31, 2021. In 2022, the Company’s preferred stock was converted to common stock on a one-to-one share basis. As a result, there is no mezzanine equity as of December 31, 2023.